Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 12,205	$ 12,825	$ 13,735
Cost of revenue (COR)	5,841	6,457	6,963
Gross profit	6,364	6,368	6,772
Research and development (R&D)	1,522	1,877	1,715
Selling, general and administrative (SG&A)	1,858	1,804	1,638
Acquisition charges	341	450	315
Restructuring charges/other	(189)	264	112
Operating profit	2,832	1,973	2,992
Other income (expense), net (OI&E)	17	47	5
Interest and debt expense	95	85	42
Income before income taxes	2,754	1,935	2,955
Provision for income taxes	592	176	719
Net income	$ 2,162	$ 1,759	$ 2,236
Earnings per common share:
Basic (in dollars per share)	$ 1.94	$ 1.53	$ 1.91
Diluted (in dollars per share)	$ 1.91	$ 1.51	$ 1.88
Average shares outstanding (millions):
Basic (in shares)	1,098	1,132	1,151
Diluted (in shares)	1,113	1,146	1,171
Cash dividends declared per share of common stock	$ 1.07	$ 0.72	$ 0.56